Investor Class Prospectus | Boston Partners Global Equity Fund
Boston Partners Global Equity Fund

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Global Equity Fund

Investor Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 29, 2016

to the Prospectuses dated February 29, 2016

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the section “SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND — Performance Information — Average Annual Total Returns” on page 35 of the Investor Class Prospectus and page 41 of the Institutional Class Prospectus is deleted and replaced with the following:

Average Annual Total Returns
Average Annual Total Returns (for the Periods Ended December 31, 2015)

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Average Annual Returns - Investor Class Prospectus - Boston Partners Global Equity Fund		Average Annual Returns,1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		0.80%	12.62%	Dec. 30, 2011
After Taxes on Distributions | Institutional Class	[1]	0.69%	11.93%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		0.54%	9.87%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		(0.32%)	11.88%	Dec. 30, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.

Please retain this Supplement for future reference.